Other income (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income [Table]
Total other income	$ 859	$ 32	$ 233	$ 891	$ 297